Summary of Investments in Debt and Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Cost	¥ 353,262	[1]	¥ 366,243	[1]
Aggregate Fair Value	419,962		421,146
Gross Unrealized Gains	68,338		57,678
Gross Unrealized Losses	1,638		2,775
Available-for-sale securities
Gain (Loss) on Investments [Line Items]
Cost	283,996	[1]	295,778	[1]
Aggregate Fair Value	350,688		350,622
Gross Unrealized Gains	68,202		57,464
Gross Unrealized Losses	1,510		2,620
Available-for-sale securities | Marketable equity securities
Gain (Loss) on Investments [Line Items]
Cost	266,070	[1]	271,874	[1]
Aggregate Fair Value	333,840		327,684
Gross Unrealized Gains	68,057		57,151
Gross Unrealized Losses	287		1,341
Available-for-sale securities | Investment trusts
Gain (Loss) on Investments [Line Items]
Cost	3,690	[1]	3,454	[1]
Aggregate Fair Value	3,704		3,590
Gross Unrealized Gains	145		225
Gross Unrealized Losses	131		89
Available-for-sale securities | Equity Securities
Gain (Loss) on Investments [Line Items]
Cost	269,760	[1]	275,328	[1]
Aggregate Fair Value	337,544		331,274
Gross Unrealized Gains	68,202		57,376
Gross Unrealized Losses	418		1,430
Available-for-sale securities | Corporate bonds
Gain (Loss) on Investments [Line Items]
Cost	12,735	[1]	5,122	[1]
Aggregate Fair Value	11,941		4,395
Gross Unrealized Gains	0		37
Gross Unrealized Losses	794		764
Available-for-sale securities | Hybrid financial instruments
Gain (Loss) on Investments [Line Items]
Cost			11,976	[1]
Aggregate Fair Value			11,976
Available-for-sale securities | Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Cost	1,501	[1]	2,789	[1]
Aggregate Fair Value	1,203		2,423
Gross Unrealized Gains			19
Gross Unrealized Losses	298		385
Available-for-sale securities | Other debt securities
Gain (Loss) on Investments [Line Items]
Cost			563	[1]
Aggregate Fair Value			554
Gross Unrealized Gains			32
Gross Unrealized Losses			41
Available-for-sale securities | Debt Securities
Gain (Loss) on Investments [Line Items]
Cost	14,236	[1]	20,450	[1]
Aggregate Fair Value	13,144		19,348
Gross Unrealized Gains	0		88
Gross Unrealized Losses	1,092		1,190
Held-to-maturity securities
Gain (Loss) on Investments [Line Items]
Cost	69,266	[1]	70,465	[1]
Aggregate Fair Value	69,274		70,524
Gross Unrealized Gains	136		214
Gross Unrealized Losses	128		155
Held-to-maturity securities | Corporate bonds
Gain (Loss) on Investments [Line Items]
Cost	54,317	[1]	51,901	[1]
Aggregate Fair Value	54,325		52,035
Gross Unrealized Gains	123		208
Gross Unrealized Losses	115		74
Held-to-maturity securities | Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Cost	13,949	[1]	18,264	[1]
Aggregate Fair Value	13,949		18,189
Gross Unrealized Gains	13		6
Gross Unrealized Losses	13		81
Held-to-maturity securities | Other debt securities
Gain (Loss) on Investments [Line Items]
Cost	1,000	[1]	300	[1]
Aggregate Fair Value	1,000		300
Gross Unrealized Gains	¥ 0		¥ 0

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.